COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2024
SCHEDULE OF MILESTONES PAYMENT
(a)	First Patient Enrolled in a Phase I Human Clinical trial	$300,000
(b)	First Patient Enrolled in a Phase II Human Clinical trial	$600,000
(c)	First Patient Enrolled in a Phase III Human Clinical trial	$1,500,000